Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
EBP, Description of Plan [Line Items]
Description of Plan

1. Description of Plan

The following descriptions and disclosures about the Hecla Mining Company Capital Accumulation Plan (“Plan”) provide only general information. Participants should refer to the most recent version of the summary Plan description and the Plan document for a more complete description of its provisions.

General

The Plan is a defined contribution plan, which originally became effective on January 1, 1986, and was most recently restated effective January 1, 2021. The Plan provides for incentive savings through investments, which qualify under the Internal Revenue Service of the United States of America (“IRS”) code section 401(a) for tax deferral status. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Eligible Employees

All salaried and substantially all non-union hourly employees of Hecla Mining Company (the “Company”), and its subsidiaries, who are residents of the United States are immediately eligible to enroll in the Plan upon employment. Non-resident aliens that have no earned income from the Company within the U.S., hourly employees at the Company’s Lucky Friday Mine who are included in the United Steelworkers of America Local 5114, and employees engaged through lease arrangements are not eligible to participate in the Plan.

Contributions

The Plan allows eligible employees to contribute from 1% to 50% of their compensation on a pre-tax or Roth after-tax basis. Employees who do not affirmatively specify their instructions with regard to participation in the Plan will automatically have 3% of their compensation reduced for contribution. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts to the Plan previously contributed to another qualified plan. Contributions are subject to certain IRS limitations. Annually, on January 1, participants that were automatically enrolled in the Plan have their contribution rate increased by 1% until the contribution rate is 15%.

The Company makes matching contributions equal to 100% of deferred contributions, up to 6% of the participant’s eligible compensation. Upon payment of matching contributions in common stock by the Company, the common stock is converted to shares of the Hecla Common Stock Fund in each eligible participant’s account having value equal to their matching contribution. The number of shares of the Company’s common stock paid for matching contributions and the conversion to shares of Hecla Common Stock Fund are each based on the closing prices on a day during the first week following the quarter end. The specific day used for each depends on the timing of processing. Upon receipt, participants may reallocate their investment in the Hecla Common Stock Fund into the other investment options offered by the Plan, subject to customary blackout restrictions as applicable. The Company made $5,144,991 and $4,730,980 of non-cash employer matching contributions for the years ended December 31, 2025 and 2024, respectively.

The Company may also make a discretionary profit-sharing contribution for any plan year. For the years ended December 31, 2025 and 2024, the Company did not make any discretionary profit-sharing contributions.

Participant Accounts

Individual accounts are maintained for each participant. Each participant’s account is credited with the participant’s contribution, employer’s matching contribution, earnings within the Plan and an allocation of the Company’s discretionary profit-sharing contribution, if any. Allocations of plan earnings and expenses are based on participant account balances, as defined in the Plan document. The participant’s benefit is limited to the benefit that has accumulated in the participant’s account. Participants may direct the investment of their account balances into the investment options offered by the Plan. Participants may elect to change the amounts invested in any one or all of the individual options at any time.

All of the Plan’s assets are managed and held by Vanguard Fiduciary Trust Company, the Trustee, which operates under the direction of certain officers of the Company. Participants may invest in one or more of the various mutual funds, money market fund, and the Hecla Common Stock Fund offered by the Plan.

Vesting

Participant contributions and the Company’s matching and discretionary contributions and earnings are 100% vested at all times.

Payment of Benefits

Distributions are made upon termination of employment, death, disability or retirement. When terminated, participants receive a notice of options with regards to their account approximately 30 days from the date of termination. Participants or their beneficiaries receive payment of benefits as follows: (a) balances of less than $1,000 in cases in which the participant or beneficiary did not take alternative action are distributed as a cash payment, (b) balances of between $1,000 and $5,000 in cases in which the participant or beneficiary did not take alternative action are automatically rolled over into an Individual Retirement Account, or (c) balances greater than $5,000 may be kept in the Plan until a determined distribution date, rolled over, or distributed in installments, as opted by the participant or beneficiary. Withdrawals from the Plan may also be made upon circumstances of financial hardship, reaching 59.5 years of age, or termination of the Plan, in accordance with provisions specified in the Plan.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of (a) $50,000, minus the highest outstanding loan balance or balances, if any, the participant had at any one time during the one-year period ending immediately before the date of the new loan, or (b) 50% of their account balance. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with prevailing rates as determined by the Company as the Plan Administrator, which currently range from 4.25% to 9.50%. Principal and interest are repaid ratably through payroll deductions over periods ranging up to 5 years, unless the loan is for the purchase of the participant’s principal residence, in which case the Plan Administrator may permit a longer repayment term up to 15 years. Each participant may have up to, but no more than, two notes outstanding at any one time.

Administrative Expenses

Certain expenses of maintaining the Plan are paid directly by the Company and are excluded from these financial statements. Certain administrative expenses are paid from Plan assets and include loan, distribution, withdrawal and other fees. Investment related expenses paid to investment advisors and others described in each fund prospectus or other published documents are deducted by the investment funds or accounts prior to the allocation of the Plan’s investment earnings activity; these expenses are therefore included in net appreciation (depreciation) in fair value of investments in the statements of changes in net assets available for benefits.